Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Abstract]
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	$ (3,477)	$ 0